Pension and Postretirement Benefit Plans and Defined Contribution Plans - Funded Status Recognized in Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets(a)	$ 0	[1]	$ 0	[1]
Current liabilities(b)	0	[2]	0	[2]
Noncurrent liabilities(c)	(3,869)	[3]	(1,107)	[3]
Funded status	(3,869)		(1,107)
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets(a)	509	[1]	318	[1]
Current liabilities(b)	(45)	[2]	(46)	[2]
Noncurrent liabilities(c)	(2,671)	[3]	(2,338)	[3]
Funded status	(2,208)		(2,066)
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets(a)	0	[1]	0	[1]
Current liabilities(b)	(136)	[2]	(151)	[2]
Noncurrent liabilities(c)	(1,345)	[3]	(1,190)	[3]
Funded status	(1,481)		(1,341)
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets(a)	0	[1]	0	[1]
Current liabilities(b)	(27)	[2]	(29)	[2]
Noncurrent liabilities(c)	(2,379)	[3]	(2,668)	[3]
Funded status	$ (2,406)		$ (2,697)

[1]	ssets.(b) Included in Accrued compensation an
[2]	ated items.(c) Included in Pension benefit obligat
[3]	net and Postretirement benefit obligations, net, as appropriate.The following table provides the pre-tax components of cumulative amounts recognized in Accumulated other comprehensive loss: As of December 31, Pension Plans U.S. Qualified U.S. Supplemental(Non-Qualified) International PostretirementPlans(MILLIONS OF DOLLARS) 2014 2013 2014 2013 2014 2013 2014 2013Actuarial losses(a) $(4,735) $(1,974) $(567) $(406) $(2,527) $(2,213) $(745) $(292)Prior service (costs)/credits 35 42 10 11 36 (18) 1,098 470Total $(4,700) $(1,932) $(557) $(395) $(2,492) $(2,231) $352 $178(a) The accumulated actuarial losses